Simplify Health Care ETF
Schedule of Investments
March 31, 2023 (Unaudited)
1
Shares Value
Common Stocks – 94 .2%
Consumer, Non-cyclical – 91 .6%
Abbott Laboratories ............................................................ 8,394 $ 849,976
AbbVie, Inc. .................................................................. 9,646 1,537,283
ACADIA Pharmaceuticals, Inc. * .................................................. 1,025 19,290
Alnylam Pharmaceuticals, Inc. * .................................................. 1,072 214,743
Amedisys, Inc. * ............................................................... 9,590 705,344
Amgen, Inc. .................................................................. 1,009 243,926
AtriCure, Inc. * ................................................................ 8,768 363,434
Becton Dickinson & Co. ........................................................ 6,065 1,501,330
Bio-Techne Corp. ............................................................. 3,484 258,478
Boston Scientific Corp. * ........................................................ 8,886 444,567
Charles River Laboratories International, Inc. * ....................................... 1,977 398,998
Cigna Corp. (The) ............................................................. 236 60,305
Cooper Cos., Inc. (The) ......................................................... 3,041 1,135,388
Danaher Corp. ................................................................ 490 123,500
Dexcom, Inc. * ................................................................ 9,488 1,102,316
Edwards Lifesciences Corp. * .................................................... 649 53,692
Elevance Health, Inc. .......................................................... 1,619 744,432
Eli Lilly & Co. ................................................................. 5,437 1,867,175
Embecta Corp. ............................................................... 527 14,819
Establishment Labs Holdings, Inc. * ............................................... 9,688 656,265
Fulcrum Therapeutics, Inc. * ..................................................... 174,118 496,236
Gilead Sciences, Inc. .......................................................... 8,438 700,101
HCA Healthcare, Inc. ........................................................... 543 143,178
Henry Schein, Inc. * ............................................................ 1,340 109,264
Humana, Inc. ................................................................. 1,255 609,252
IDEXX Laboratories, Inc. * ....................................................... 2,939 1,469,735
Illumina, Inc. * ................................................................. 330 76,742
Insulet Corp. * ................................................................. 673 214,660
Intuitive Surgical, Inc. * .......................................................... 9,465 2,418,024
IQVIA Holdings, Inc. * ........................................................... 8,025 1,596,092
Johnson & Johnson ............................................................ 12,073 1,871,315
Lantheus Holdings, Inc. * ........................................................ 1,659 136,967
LivaNova PLC * ............................................................... 3,272 142,594
Medtronic PLC ............................................................... 24,723 1,993,168
Merck & Co., Inc. .............................................................. 2,851 303,318
PerkinElmer, Inc. .............................................................. 6,788 904,569
Pfizer, Inc. ................................................................... 1,007 41,086
QuidelOrtho Corp. * ............................................................ 2,950 262,815
Regeneron Pharmaceuticals, Inc. * ................................................ 3,802 3,123,989
ResMed, Inc. ................................................................. 3,572 782,232
Sanofi , ADR .................................................................. 60,837 3,310,750
Stryker Corp. ................................................................. 2,022 577,220
Tenet Healthcare Corp. * ........................................................ 7,999 475,301
Thermo Fisher Scientific, Inc. .................................................... 1,727 995,391
UnitedHealth Group, Inc. ........................................................ 2,662 1,258,035
Vertex Pharmaceuticals, Inc. * .................................................... 538 169,508
Waters Corp. * ................................................................ 1,206 373,414
Zimmer Biomet Holdings, Inc. .................................................... 11,697 1,511,252

Simplify Health Care ETF
Schedule of Investments
(Continued)
March 31, 2023 (Unaudited)
2
Shares Value
Common Stocks (continued)
Consumer, Non-cyclical (continued)
Zoetis, Inc. ................................................................... 1,091 $ 181,586
38,543,055
Industrial – 2 .3%
Agilent Technologies, Inc. ....................................................... 2,747 380,020
Mettler-Toledo International, Inc. * ................................................. 67 102,524
PureCycle Technologies, Inc. * ................................................... 69,692 487,844
970,388
Technology – 0 .3%
Veeva Systems, Inc. , Class A * ................................................... 737 135,453
Total Common Stocks (Cost $ 40,962,082 ) ........................................................ 39,648,896
Money Market Funds – 5.3%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.41%(a)
(Cost $ 2,227,141 ) ........................................................... 2,227,141 2,227,141
Total Investments – 99.5%
(Cost $ 43,189,223 ) .......................................................................... $ 41,876,037
Other Assets in Excess of Liabilities – 0 .5% ......................................................... 219,296
Net Assets – 100.0% .......................................................................... $ 42,095,333
* Non Income Producing
(a) Rate shown reflects the 7-day yield as of March 31, 2023.
ADR : American Depositary Receipt
Summary of Investment Type
Industry
% of Net
Assets
Common Stocks ................................................................................. 94 .2%
Money Market Funds ............................................................................. 5 .3%
Total Investments ................................................................................ 99 .5%
Other Assets in Excess of Liabilities .................................................................. 0 .5%
Net Assets ..................................................................................... 100 .0%